Acquisitions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Acquisitions
Investment properties	$ 2,055	$ 2,380
Investment in other company	1,806	$ 1,806
Less: Noncontrolling interest	(150)
Total assets acquired at fair value	5,118
Impairment of investment in other company (*)	(1,439)
Total asset value as of December 31, 2017	$ 4,256